Financial Information by Segments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Information by Segments [Abstract]
Schedule of Financial Information by Segments
	Year ended December 31, 2024
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$19,529,921	$92,215	$14,035,536	$		$33,657,672
Cost of sales	(15,168,258)	(212,771)	(10,651,722)			(26,032,751)

Gross profit (loss)	4,361,663	(120,556)	3,383,814			7,624,921
Administrative expenses	(996,915)	(477,245)	(1,128,351)			(2,602,511)
Other income (expenses), net	329,915	(750,518)	699,286			278,683
Interest income and dividends	1,686,870		-			1,686,870
Interest expense Loss on financial instruments	1,972	(5,705)	(422,358)		422,358	(3,733)
Exchange rate gain (loss), net	5,557,126	(737)	227,122		(227,122)	5,556,389

Income (loss) before income taxes	10,940,631	(1,354,761)	2,759,513		195,236	12,540,619
Income taxes	1,135,674	(81,401)	1,005,850			2,060,123

Net income (loss) for the year	$9,804,957	$(1,273,360)	$1,753,663		$195,236	$10,480,496

Depreciation and Amortization	$623,556	$179,732	$263,094			$1,066,382
Total assets	50,325,892	9,740,818	17,699,144		$(4,435,253)	73,330,601

Total liabilities	4,192,751	6,168,335	8,130,556		(4,435,253)	14,056,389

Acquisitions of property, plant and equipment	194,940	(695)	1,932,717			2,126,962
	Year ended December 31, 2023
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$24,777,369	$2,417,219	$13,944,660	$		$41,139,248
Cost of sales	(17,937,267)	(3,398,928)	(9,763,911)			(31,100,106)

Gross profit (loss)	6,840,102	(981,709)	4,180,749			10,039,142
Administrative expenses	(970,482)	(291,552)	(1,055,024)			(2,317,058)
Other income (expenses), net	16,319	(309,117)	173,252			(119,546)
Interest income and dividends	931,866	82,224	-		(82,224)	931,866
Interest expense Loss on financial instruments	(89,293)	(146,592)	(122,921)		269,513	(89,293)
Exchange rate gain (loss), net	(2,430,781)	(219)	(181,424)		181,424	(2,431,000)

Income (loss) before income taxes	4,297,731	(1,646,965)	2,994,632		368,713	6,014,111
Income taxes	1,234,278	(144,630)	650,350			1,739,998

Net income (loss) for the year	$3,063,453	$(1,502,335)	$2,344,282		368,713	4,274,113

Depreciation and Amortization	$618,445	$155,794	$261,005			1,035,244
Total assets	43,890,081	9,069,596	18,203,408		(4,375,473)	$66,787,612

Total liabilities	6,912,766	4,602,653	9,842,201		(4,375,473)	16,982,147

Acquisitions of property, plant and equipment	210,422	(350,360)	2,632,611			2,492,673

	Year ended December 31, 2022
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$30,914,890	$5,867,193	$17,377,164	$		$54,159,247
Cost of sales	(21,575,758)	(5,764,239)	(12,343,864)			(39,683,861)

Gross profit (loss)	9,339,132	102,954	5,033,300			14,475,386
Administrative expenses	(1,096,330)	(286,611)	(1,618,151)		544,392	(2,456,700)
Other income (expenses), net	(71,202)	1,015,586	140,205		(1,012,744)	71,845
Interest income and dividends	415,704	30,175				445,879
Interest expense	(485)	(55,867)	(383,646)		383,646	(56,352)
Loss on financial instruments	(778,649)					(778,649)
Exchange rate gain (loss), net	(540,770)	(58)	(60,625)		60,625	(540,828)

Income (loss) before income taxes	7,267,400	806,179	3,111,083		(24,081)	11,160,581
Income taxes	2,565,834	88,679	645,009			3,299,522

Net income (loss) for the year	$4,701,566	$717,500	$2,466,074		$(24,081)	$7,861,059

Depreciation and Amortization	627,078	236,601	253,193			1,116,872
Total assets	44,025,917	12,930,111	14,149,332		(3,472,457)	67,632,903

Total liabilities	8,375,028	7,243,113	7,492,843		(3,472,457)	19,638,527

Acquisitions of property, plant and equipment	151,783	252,116	1,292,586			1,696,485